Other long-term debt	6 Months Ended
Jun. 30, 2018
Other long-term debt [Abstract]
Other long-term debt
8.	Other long-term debt

As of December 31, 2017 and June 30, 2018, other long-term debt consisted of the following:

	December 31,	June 30,
	2017	2018
	US$	US$
	(Audited)	(Unaudited)
August 2019 Senior Notes due on August 30, 2019 at 8.125%	295,270,134	296,245,772
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75%	286,865,011	287,753,410
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	293,742,826	294,887,384
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	-	196,447,040
Corporate bonds due on December 28, 2020 at 7.50%	152,661,716	150,891,610
Corporate bonds due on January 27, 2021 at 7.47%	107,005,532	105,764,686
Corporate bonds due on March 14, 2021 at 7.09%	76,420,211	75,534,045
Corporate bonds due on August 15, 2019 at 8.20%	226,122,693	223,448,279
Corporate bonds due on April 7, 2020 at 8.20%	172,188,160	166,206,677
Collateralized loan due on May 10, 2018 at 7.501% (1)	28,312,572	-
Collateralized loan due on May 22, 2020 at 8.50% (2)	135,992,164	226,702,536
Collateralized loan due on November 6, 2018 at 8.20%	6,387,795	6,308,244
Collateralized loan due on January 4, 2019 at 8.20%	2,794,660	2,759,857
Collateralized loan due on July 31, 2021 at 8.00% (3)	48,973,095	38,690,566
Collateralized loan due on August 2, 2021 at 8.00% (4)	5,662,515	4,473,598
Collateralized loan due on September 6, 2019 at 8.50%	15,304,092	15,113,502
Collateralized loan due on October 30, 2019 at 9.00%	2,479,263	2,448,387
Collateralized loan due on November 2, 2019 at 9.00%	28,128,922	27,778,618
Collateralized loan due on November 23, 2024 at 6.90%	40,173,242	37,028,081
Collateralized loan due on March 17, 2020 at 7.37%	35,199,412	34,761,056
Collateralized loan due on November 30, 2019 at 10.32% (5)	214,257,293	241,680,017
Collateralized loan due on November 30, 2019 at 10.00% (5)	45,912,277	45,340,507
Non-controlling shareholder’s loan due on May 30, 2019 at 8.50% (1), (6)	246,778,489	76,957,954
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (1), (7)	10,000,000	9,500,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (7)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% (7)	500,000	500,000
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR (8)	22,283,892	23,139,318
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% (9)	2,801,117	2,380,790

Total principal of other long-term debt	2,551,717,082	2,642,241,934
Less: current portion of other long-term debt	(1,146,902,643)	(1,212,015,640)
Total other long-term debt	1,404,814,439	1,430,226,294

(1)	These loans were paid in full or partially repaid during first half year of 2018.
(2)	Pursuant to the agreements with Ping’an Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.
(3)
Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd. and US$15,113,502 restricted cash (December 31, 2017: US$15,304,092).

(4)	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd.
(5)	Pursuant to the agreements with Ping’an Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin Real Estate Co., Ltd..
(6)
Pursuant to the agreements with Ping’an Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong.

(7)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(8)
Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.

(9)	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable by month.

As of June 30, 2018, except when otherwise indicated and the Senior Secured Notes, the Group’s other long-term debt was all denominated in RMB and mainly secured by the Group’s land use rights with net book value of US$753,580,070 (December 31, 2017: US$772,031,141), real estate properties held for lease with net book value of US$48,005,208 (December 31, 2017: US$48,610,581), and real estate properties development completed with net book value of US$61,844,064 (December 31, 2017: US$70,161,378).

August 2019 Senior Secured Notes

On August 30, 2016, the Company issued an aggregate principal amount of US$300,000,000 of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes bear interest at 8.125% per annum payable semi-annually. Interest will be payable on February 28 and August 30 of each year, commencing February 28, 2017.

The effective interest rate of August 2019 Senior Secured Notes is 9.06%.

The August 2019 Senior Secured Notes were issued pursuant to an indenture, dated August 30, 2016, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “August 2019 Indenture”). The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the August 2019 Indenture. The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.

At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Secured Senior Notes.

The August 2019 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the August 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the August 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the August 2019 Indenture) of 2.50 to 1.0.

February 2021 Senior Secured Notes

On February 28, 2017, the Company issued an aggregate principal amount of US$300,000,000 of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

The effective interest rate of February 2021 Senior Secured Notes is 8.68%.

The February 2021 Senior Secured Notes were issued pursuant to an indenture, dated February 28, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “February 2021 Indenture”). The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the February 2021 Indenture. The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.

At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Secured Senior Notes.

The February 2021 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the February 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the February 2021 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

November2020 Senior Secured Notes

On November 22, 2017 and December 1, 2017, The Company issued an aggregate principal amount of US$200,000,000 and US$100,000,000 of the November 2020 Senior Secured Notes, respectively. The November 2020 Senior Secured Notes bear interest at 8.875% per annum payable semi-annually. Interest will be payable on May 22 and November 22 of each year, commencing May 22, 2018. The November 2020 Senior Secured Notes have a three year term maturing on November 22, 2020.

The effective interest rate of November 2020 Senior Secured Notes is 9.95%.

The November 2020 Senior Secured Notes were issued pursuant to an indenture, dated November 22, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “November 2020 Indenture”). The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the November 2020 Indenture. The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.

At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the November 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the November 2020 Secured Senior Notes.

The November 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the November 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the November 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

March 2020 Senior Secured Notes

On March 19, 2018, the Company issued an aggregate principal amount of US$200,000,000 of the March 2020 Senior Secured Notes. The March 2020 Senior Secured Notes bear interest at 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020.

The effective interest rate of March 2020 Senior Secured Notes is 11.34%.

The March 2020 Senior Secured Notes were issued pursuant to an indenture, dated March 19, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “March 2020 Indenture”). The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the March 2020 Indenture. The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.

At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the March 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the March 2020 Senior Secured Notes.

The March 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the March 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the March 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

Onshore corporate Bonds

On December 28, 2015, Xinyuan (China) Real Estate, Ltd. (“Xinyuan China”) issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

On January 27, 2016, Xinyuan China issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.7 billion (US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

On March 14, 2016, Xinyuan China issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

The above three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Upon the second anniversary on December 28, 2017, January 27, 2018 and March 14, 2018, the first, second and third tranche of the onshore corporate bonds, respectively, have been reclassified to current liabilities.

On August 15, 2016, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB1.5 billion (US$216 million) due on August 15, 2019 (the “New Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017.

On April 7, 2017, Xinyuan China issued a new second tranche of onshore corporate bonds with an aggregate principal amount of RMB1.13 billion (US$173 million) due on April 7, 2020 (the “2017 Tranche”) at a coupon rate of 8.2% per annum payable annually. Interest is payable on April 7 of each year, commencing April 7, 2018.

Upon the first anniversary of the issuance of the New Tranche and 2017 Tranche, respectively, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Therefore, the entire amount of the New Tranche and 2017 Tranche, respectively, has been classified as current liabilities for the periods presented. On August 15, 2017, Xinyuan China adjusted the annual interest rate of the New Tranche Bonds to 8.2% from 7.5%. The annual interest rate of the 2017 Tranche Bonds remained unchanged, at 8.2%. To date the Company did not repurchase any bonds.